SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 20,314	$ 20,317	$ 18,312
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	17.00%	16.00%	14.00%
Percentage Of Total Receivables For Largest Customer	2.00%
Percentage of Total Revenue for Another Customer	13.00%
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	9,906	10,385	10,196
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,181	4,381	3,957
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,485	3,482	3,929
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,240	2,522	2,310
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	8,402	8,150	6,493
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	6,026	5,857	4,804
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,706	1,575	1,108
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	670	718	581
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,006	1,782	1,623
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	254	200	39
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	797	741	760
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 955	$ 841	$ 824